Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Securitizations And Variable Interest Entities Disclosure [Abstract]
Securitizations and variable interest entities
Securitizations and variable interest entities

BNY Mellon’s VIEs generally include retail, institutional and alternative investment funds, including collateralized loan obligation structures in which we provide asset management services. The funds are offered to our retail and institutional clients to provide them with access to investment vehicles with specific investment objectives and strategies that address the client’s investment needs.

BNY Mellon earns management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for its new funds. The VIEs are primarily financed by our customer’s investments in the funds’ equity or debt. These VIEs are included in the scope of ASU 2015-02 and are reviewed for consolidation based on the guidance in ASC 810.

We reconsider and reassess whether or not we are the primary beneficiary of a VIE when governing documents or contractual arrangements are changed which would reallocate the obligation to absorb expected losses or receive expected residual returns between BNY Mellon and the other investors, when BNY Mellon disposes of its variable interests in the fund or when additional variable interests are issued to other investors and when we acquire additional variable interests in the VIE.
The following tables present the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2015 based on the assessments performed in accordance with ASC 810, as amended by ASU 2015-02, and as of Dec. 31, 2014 based on the assessments performed in accordance with ASC 810, prior to the adoption of ASU 2015-02. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Investments consolidated under ASC 810 as amended by ASU 2015-02 at Dec. 31, 2015
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$400	$400
Trading assets	1,228		—	1,228
Other assets	173		—	173
Total assets	$1,401	(a)	$400	$1,801
Trading liabilities	$229		$—	$229
Other liabilities	17		359	376
Total liabilities	$246	(a)	$359	$605
Nonredeemable noncontrolling interests	$738	(a)	$—	$738

(a)	Includes VMEs with assets of $190 million, liabilities of $1 million and nonredeemable noncontrolling interests of $5 million.

Investments consolidated under ASC 810 and ASU 2009-17 at Dec. 31, 2014
(in millions)	Investment Management funds		Securitizations	Total consolidated investments
Available-for-sale securities	$—		$414	$414
Trading assets	8,678		—	8,678
Other assets	604		—	604
Total assets	$9,282	(a)	$414	$9,696
Trading liabilities	$7,660		$—	$7,660
Other liabilities	9		363	372
Total liabilities	$7,669	(a)	$363	$8,032
Nonredeemable noncontrolling interests	$1,033	(a)	$—	$1,033

(a)	Includes VMEs with assets of $855 million, liabilities of $148 million and nonredeemable noncontrolling interests of $544 million.

BNY Mellon is not contractually required to provide financial or any other support to any of our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2015 and Dec. 31, 2014, the following assets related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements.

Non-consolidated VIEs at Dec. 31, 2015
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$189	$—	$189

Non-consolidated VIEs at Dec. 31, 2014
(in millions)	Assets	Liabilities	Maximum loss exposure
Other	$148	$—	$148

The maximum loss exposure indicated in the above tables relates solely to BNY Mellon’s seed capital or residual interests invested in the VIEs.